UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6624

Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	June 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.2%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 90,363
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 1.5%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
375	4.750%, 6/01/22	6/16 at 100.00	BBB	363,304
540	5.000%, 6/01/26	6/16 at 100.00	BBB	492,323
915	Total Consumer Staples			855,627
	Education and Civic Organizations – 8.5%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	96,472
	2007A, 5.000%, 7/01/31
50	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	42,265
	Schools, Series 2007A, 5.000%, 4/01/37
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	29,359
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	396,980
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	977,320
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series	7/12 at 100.00	BBB	798,832
	2002, 5.000%, 7/01/22 – SYNCORA GTY Insured
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	50,640
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
110	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	Aa3	110,021
	Bonds, City University System, Series 1990C, 7.500%, 7/01/10 – FGIC Insured
430	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	365,513
	College Project, Series 2007-A2, 4.500%, 8/01/36
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	100,819
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	96,985
	Francis College, Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	502,615
	Greater New York, Series 2002, 5.250%, 8/01/21
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	363,376
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
590	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	519,755
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/10 at 100.50	BBB–	200,246
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	64,108
	College, Series 2007, 5.000%, 10/01/27
4,970	Total Education and Civic Organizations			4,715,306
	Financials – 0.8%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	455,558
	2007, 5.500%, 10/01/37
	Health Care – 14.5%
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	458,280
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	A–	492,340
	Hospital, Series 2005, 4.900%, 8/15/31
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	100,542
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
110	5.375%, 7/01/20	7/11 at 101.00	Ba1	110,155
100	5.500%, 7/01/30	7/11 at 101.00	Ba1	96,935
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	975,745
	Center, Series 2006-1, 5.000%, 7/01/35
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	711,969
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
405	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	443,669
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	N/R	1,717,918
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	Baa1	1,221,971
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	500,135
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	No Opt. Call	BBB–	89,474
90	5.500%, 2/01/32	No Opt. Call	BBB–	81,464
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	793,748
	2003A, 5.250%, 2/15/21 – AMBAC Insured
235	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	238,215
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
7,835	Total Health Care			8,032,560
	Housing/Multifamily – 5.9%
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	N/R	1,718,955
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 –
	AMBAC Insured
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds,	8/12 at 101.00	AAA	1,035,530
	Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	255,728
	Series 2004A, 5.250%, 11/01/30
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	276,642
	11/01/38 (Alternative Minimum Tax)
3,225	Total Housing/Multifamily			3,286,855
	Housing/Single Family – 8.2%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101,	10/11 at 100.00	Aa1	2,017,980
	5.000%, 10/01/18 (Alternative Minimum Tax)
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	4/11 at 100.00	Aaa	2,506,174
	10/01/31 (Alternative Minimum Tax)
4,500	Total Housing/Single Family			4,524,154
	Long-Term Care – 11.5%
1,795	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	A	1,829,644
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – NPFG Insured
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	A1	97,433
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	32,989
	5.000%, 7/01/35 – ACA Insured
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/12 at 101.00	AAA	2,086,659
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds,	12/12 at 103.00	AAA	1,048,580
	St. Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22
980	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue	11/12 at 101.00	AA+	991,809
	Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	23,076
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	253,833
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18
6,225	Total Long-Term Care			6,364,023
	Materials – 0.2%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	89,425
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 7.4%
	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
525	5.600%, 6/15/11 – AMBAC Insured	No Opt. Call	AAA	551,486
525	5.600%, 6/15/12 – AMBAC Insured	No Opt. Call	AAA	577,306
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,361,102
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	337,512
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	218,312
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,062,230
3,810	Total Tax Obligation/General			4,107,948
	Tax Obligation/Limited – 18.4%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	653,694
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	531,715
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	532,815
	Series 2002A, 5.500%, 1/01/20 – NPFG Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	269,470
200	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	215,142
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,299,982
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	628,242
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	703,721
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	592,977
	Series 2007C-1, 5.000%, 11/01/27
535	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	619,150
	Option Bond Trust 3545, 13.621%, 5/01/32 (IF)
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	838,558
	Series 2008A, 5.000%, 12/15/26 (UB)
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	266,978
	2004A, 5.000%, 4/01/21 – NPFG Insured
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	453,156
	5.000%, 4/01/27
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	677,217
	5.500%, 4/01/20 – AMBAC Insured (UB)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,070,230
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	266,023
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	542,290
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
9,400	Total Tax Obligation/Limited			10,161,360
	Transportation – 2.0%
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	182,747
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	562,195
	5.000%, 11/15/15 – FGIC Insured
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	103,439
	AGM Insured
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	110,652
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	148,872
	Eighth Series 2008, Trust 2920, 17.380%, 8/15/32 – AGM Insured (IF)
1,005	Total Transportation			1,107,905
	U.S. Guaranteed – 4.9% (4)
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+ (4)	234,683
	(Pre-refunded 7/15/11)
880	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,036,385
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	Aaa	282,550
	Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)
180	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V,	No Opt. Call	AAA	194,630
	6.750%, 6/01/12 (ETM)
880	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	949,564
	(Pre-refunded 7/15/12)
2,410	Total U.S. Guaranteed			2,697,812
	Utilities – 3.3%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	608,179
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	451,758
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	3/11 at 100.00	A	503,245
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – NPFG Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	256,730
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
1,750	Total Utilities			1,819,912
	Water and Sewer – 12.3%
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	2,591,724
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan,
	Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,154,079
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,082,779
6,500	Total Water and Sewer			6,828,582
$ 53,170	Total Long-Term Investments (cost $53,470,539) – 99.6%			55,137,390

Principal
Amount (000)	Description (1)			Value
	Short-Term Investments – 0.9%
$ 519	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/10			$ 519,480
	Total Short-Term Investments (cost $519,480)			519,480
	Total Investments (cost $53,990,019) – 100.5%			55,656,870
	Floating Rate Obligations – (1.8)%			(1,005,000)
	Other Assets Less Liabilities – 1.3%			705,615
	Net Assets – 100%			$ 55,357,485

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$55,137,390	$ —	$55,137,390
Short-Term Investments	519,480	—	—	519,480
Total	$519,480	$55,137,390	$ —	$55,656,870

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $52,977,433.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$1,994,547
Depreciation	(317,816)
Net unrealized appreciation (depreciation) of investments	$1,676,731

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 27, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 27, 2010